Financial Risk Management_The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	₩ 58,168,599	₩ 53,354,728
Deposits and savings	4,207,308	2,184,154
Property and equipment	9,807,635	5,440,500
Real estsate	149,344,216	138,458,056
Financial Assets That Are Individually Determined To Be Impaired Fair Value Of Collateral Held And Other Credit Enhancements	221,527,758	199,437,438
Individual
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	17,257	21,168
Deposits and savings	11,857	10,849
Property and equipment	2,676	7,083
Real estsate	189,480	262,340
Financial Assets That Are Individually Determined To Be Impaired Fair Value Of Collateral Held And Other Credit Enhancements	221,270	301,440
Collective
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	113,551	131,752
Deposits and savings	5,461	6,114
Property and equipment	30,455	25,035
Real estsate	282,327	341,803
Financial Assets That Are Individually Determined To Be Impaired Fair Value Of Collateral Held And Other Credit Enhancements	431,794	504,704
Past due
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	209,180	207,493
Deposits and savings	40,833	51,815
Property and equipment	53,647	28,053
Real estsate	688,502	590,196
Financial Assets That Are Individually Determined To Be Impaired Fair Value Of Collateral Held And Other Credit Enhancements	992,162	877,557
Not past due
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	57,828,611	52,994,315
Deposits and savings	4,149,157	2,115,376
Property and equipment	9,720,857	5,380,329
Real estsate	148,183,907	137,263,717
Financial Assets That Are Individually Determined To Be Impaired Fair Value Of Collateral Held And Other Credit Enhancements	₩ 219,882,532	₩ 197,753,737